Investment in PHOENIXi	12 Months Ended
Dec. 31, 2013
Investment in PHOENIXi [Abstract]
Investment in PHOENIXi

21. Investment in PHOENIXi

PHOENIXi was a subsidiary of the Company and was liquidated on December 21, 2011. The Company deconsolidated PHOENIXi and its subsidiaries upon the commencement of the liquidation and accounted for PHOENIXi using the cost method as it no longer exercised control or significant influence.

In November 2000, Phoenix TV made a US$5.0 million interest-free, payable-in-demand loan to Phoenix Satellite Television Information Limited (the “BVI Company”), which was accounted as short term loan due to Phoenix TV Group by the Company, and the BVI Company then advanced the US$5.0 million to PHOENIXi in the form of the promissory note. The note represents the only debt that PHOENIXi held when it was put into liquidation and the Company is PHOENIXi’s sole creditor. The Company determined there was an other than temporary impairment to its investment in PHOENIXi as it is insolvent, then wrote off the cost method investment in October 2006, and revalued the note on an annual basis to the present value of cash flow expected to receive from PHOENIXi, which will include all the cash and cash equivalents owned by PHOENIXi, with the changes to the carrying value included in the consolidated statements of comprehensive income.

The note receivable was RMB17.6 million as of December 31, 2010. During the PHOENIXi’s liquidation process in 2011, PHOENIXi repaid US$2.2 million, or RMB14.3 million to the Company directly, and RMB2.2 million to Phoenix TV Group on the Company’s behalf. The difference has been recognized in the consolidated statements of comprehensive income.

With the completion of the liquidation in December 2011, Phoenix TV and the Company agreed to settle the US$5.0 million short term loan arising from PHOENIXi. The Company will repay the same amount which was received from PHOENIXi to Phoenix TV Group. For the remaining balance of RMB15.6 million of the short term loan due to Phoenix TV Group was waived and accounted for a shareholders’ contribution in the Group’s consolidated statements of shareholders’ equity/(deficit).